Document and Entity Information	Oct. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2026
Entity Registrant Name	ATYR PHARMA, INC.
Entity Central Index Key	0001339970
Entity Emerging Growth Company	false
Entity File Number	001-37378
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-3435077
Entity Address, Address Line One	10240 Sorrento Valley Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	731-8389
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ATYR
Security Exchange Name	NASDAQ